CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares			3 Months Ended		5 Months Ended	9 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021	Feb. 28, 2021
Sale of units (in shares)		22,000,000	24,300,287		999,713
Class B Common Stock
Shares subject to forfeiture		249,928	825,000	825,000	249,928	249,928
Private Placement
Sale of Private Placement Warrants (in shares)			3,500,000
Over-allotment option
Sale of units (in shares)	2,300,287			25,300,000	2,300,287	3,300,000
Sale of Private Placement Warrants (in shares)		3,300,000		3,300,000	3,300,000
Founder Shares | Class B Common Stock
Common shares, issued and outstanding			7,200,000				6,625,000
Share dividend			575,000	575,000
Sponsor
Number of shares surrender							131,250
Sponsor | Class B Common Stock
Number of shares surrender							131,250
Sponsor | Founder Shares | Class B Common Stock
Share dividend							1,006,250
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture				825,000